Common Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended			6 Months Ended	12 Months Ended
	Apr. 11, 2024	Mar. 29, 2024	Feb. 09, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 19, 2023	Dec. 31, 2021	Aug. 31, 2020
Common stock authorized							600,000,000	23,500,000
Par value of common stock							$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares outstanding								3,276,076
Convertible preferred stock into common stock							13,001,114
Common stock shares issued							35,255,013	4,678,950
Preferred stock shares authorized								14,647,823
Commitment fee paid in shares			33,333
Issuance of common stock resulting from exercise of stock options		$ 30,822		$ 68	$ 3	$ 6
Zapata Computing, Inc. [Member]
Common stock authorized								23,500,000	23,500,000
Par value of common stock								$ 0.0001	$ 0.0001		$ 0.0001
Convertible preferred stock into common stock								13,001,114	13,001,114
Common stock shares issued								4,678,950	4,658,184
Preferred stock shares authorized								14,647,823	14,647,823
Preferred stock par or stated value per share												$ 5.7625
Issuance of common stock resulting from exercise of stock options								$ 37	$ 280
Lincoln Park Purchase Agreement [Member] | Lincoln Park Capital Fund LIC [Member]
Common stock shares outstanding										75,000
Amount of commitment fee paid	$ 1,688
Commitment fee paid in shares	712,025						5,419,287
Accelerated share repurchases, initial price paid per share	$ 2.37
Merger [Member]
Common stock authorized							600,000,000
Par value of common stock							$ 0.0001
Common stock shares outstanding							35,255,013	4,678,950
Common stock shares issued							17,696,425
Preferred stock shares authorized							10,000,000
Preferred stock par or stated value per share							$ 0.0001
Exchange ratio							0.9141%
Common stock issued upon conversion of secured notes							3,257,876
Merger [Member] | Legacy Zapata Equityholders [Member]
Preferred stock shares outstanding							0
Merger [Member] | AAC Public Shareholders [Member]
Common stock shares outstanding							1,846,206
Merger [Member] | AAC Sponsor Shares [Member]
Common stock shares outstanding							5,750,000
Merger [Member] | Capital Markets Advisors [Member]
Common stock shares issued							42,372
Merger [Member] | Forward Purchase Agreement [Member]
Common stock shares issued							500,000
Merger [Member] | Related Party [Member]
Common stock issued to related party							856,202
2024 Plan [Member]
Common stock shares issued							3,491,146
2018 Plan [Member] | Zapata Computing, Inc. [Member]
Common stock shares outstanding								3,276,073